2. Basis for preparation and disclosure of the financial statements	12 Months Ended
Dec. 31, 2019
Basis For Preparation And Disclosure Of The Consolidated Financial Statements [Abstract]
Basis for preparation and disclosure of the financial statements

2.   Basis for preparation and disclosure of the financial statements

The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), and disclose all (and only) the applicable significant information related to the consolidated financial statements, which is consistent with the information utilized by management in the performance of its duties.

The significant accounting policies applied to the preparation of this financial statements are described below and/or presented in the respective notes. These policies were consistently applied to the years presented, unless otherwise indicated.

a.    General preparation and disclosure criteria

The financial statements were prepared taking into account the historical cost as the base value as well as financial assets and liabilities (including derivative financial instruments) measured at fair value.

Assets and liabilities are reported according to their degree of liquidity and collectability. They are reported as current when they are likely to be realized or settled over the next 12 months. Otherwise, they are recorded as non-current. The exception to this procedure involves deferred income tax and social contribution balances (assets and liabilities) and contingent liabilities that are fully classified as long-term.

Interests paid are classified as financing cash flow in the statement of cash flows as it represents costs of obtaining financial resources.

b.    Functional currency and presentation currency

The presentation currency for the financial statements is the Real (R$), which is also the functional currency for the company consolidated in these financial statements.

Transactions in foreign currency are recognized at the exchange rate on the date of the transaction. Monetary items in foreign currency are converted into Reais at the exchange rate on the date of the balance sheet published by the Central Bank of Brazil. Exchange gains and losses linked to these items are recorded in the statement of income.

c.    Segment information

Operating segments are the components of the entity that develop business activities from which revenue can be obtained and in relation to which expenses are incurred. Their operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions on the allocation of resources and to assess the performance of each segment. For a segment to exist, it must have separate financial information available.

The Company’s chief operating decision maker, responsible for allocating resources and for periodic performance evaluation, is the Executive Board. The Executive Board and the Board of Directors are jointly responsible for making strategic decisions and for managing the Group.

The Group’s strategy is to optimize the consolidated results of TIM Participações. This strategy includes optimizing the operations of each Group company, in addition to taking advantage of the synergies generated between them. Notwithstanding the various business activities, the decision makers see the Group as a single business segment and do not take into account specific strategies intended for a particular line of service. All decisions on strategic, financial, purchasing, investment and fund investment planning are made on a consolidated basis. The aim is to maximize the consolidated result obtained by exploring the SMP, STFC and SCM licenses.

d.    Consolidation procedures

Subsidiaries are all entities over which the Group holds control. The Group controls an entity when it is liable or has rights to variable returns on the basis of its involvement with the subsidiaries and has the ability to affect those returns through its power over the investee. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. The consolidation is discontinued from the date that the Group loses control over that entity.

The purchase accounting method is used to record the acquisition of subsidiaries by the Group. The acquisition cost is measured as the fair value of the acquired assets, equity instruments (e.g. shares) issued and liabilities incurred or assumed by the acquirer at the date when control is exchanged. Identifiable assets acquired, contingencies and liabilities assumed in a business combination are initially measured at their fair value as at the acquisition date, irrespective of the proportion of any minority interest. The excess of the acquisition cost over the fair value of the Group’s share of the identifiable net assets acquired is recorded as goodwill. If the cost of acquisition is less than the fair value of net assets of the subsidiary acquired, the difference is recognized directly in the statement of income as revenue, after a review of the concepts and calculations applied.

Transactions between Group companies, as well as balances, unrealized gains and losses related to these transactions, are eliminated. The accounting policies of the subsidiary were adjusted to ensure consistency with the accounting policies adopted by TIM Participações. The dates of the financial statements used in the consolidation are the same for all Group companies.

e. Approval of the financial statements

These financial statements were approved by the Company’s Board of Directors on April 17, 2020.

f. New standards, amendments and interpretations of standards

I) Among the new standards that became effective as of January 1, 2019 issued by the IASB, the following standards had a material impact on the Company’s consolidated financial statements:

IFRS 16 – “Leases”

In July 2014, the IASB issued IFRS 16, which replaced IAS 17 and refers to annual periods beginning on or after January 1, 2019 and approved by the CVM on December 21, 2017.

The new standard establishes the principles for the recognition, measurement, reporting and disclosure of leases, and requires the recognition by lessees of assets and liabilities arising from lease agreements, except for short-term contracts, that is, with a term of 12 months or less, or contracts in which the value of the underlying assets is low. In accordance with this standard, lessees must apply this pronouncement to lease agreements in two ways:

(i)	Retrospectively for each previous period presented in accordance with IAS 8 (Accounting Policies, Changes in Estimates and Correction of Errors); or
(ii)	Retrospectively, with the cumulative effect of the initial application of this pronouncement, recognized as an adjustment to the opening balance of retained earnings (or other component of the shareholders’ equity, as appropriate) as at the date of initial application.

The Company decided to adopt IFRS16 retrospectively, while the cumulative effect of the initial application is recognized on the date of initial application, that is, January 1, 2019. Additionally, the Company decided to take practical steps in its initial adoption of the standard, such as: (i) non-revaluation of financial lease agreements previously recognized according to IAS 17 upon initial measurement of financial lease liabilities, according to the new accounting pronouncement, and IFRIC 4; (ii) exclusion of lease agreements expiring in the next 12 months and unlikely to be renewed by the Company and the exclusion of leasing contracts considered of low value; (iii) non-application of this new standard to agreements not previously identified as leases, using IAS 17 and IFRIC 4; and (iv) application of a single discount rate to the leasing portfolio with reasonably similar characteristics (such as leasing with a similar remaining leasing period for a similar class of underlying assets in a similar economic setting).

The Company had a significant number of lease agreements under which it is the lessee. Currently, a portion of these contracts are recognized as operating leases, and their payments are recorded on a straight-line basis throughout the period of the contract. The Company concluded the study of impacts of this new standard on its financial statements, which included: (i) an estimation of the lease term, considering a non-cancelable period and the periods covered by options to extend the lease term, where such exercise depends only on the Company and is reasonably certain; (ii) a detailed review of the nature of the various lease agreements inherent in the telecommunications industry; (iii) use of assumptions to calculate the discount rate, which was based on the incremental interest rate for the period of the agreement, among other things. Furthermore, given the relevance of the infrastructure lease agreements, specifically for transmission towers, the Company decided to separately recognize the lease and non-lease components for this class of assets.

The increase in lease liabilities due to the recognition of the right-of-use of the assets results in an increase in the Company's net debt, being the depreciation and interest charges recognized in the statement of income as a replacement of the operating lease expenses.

In qualitative terms, the main transactions to be impacted by the new standard include: lease of vehicles, lease of stores and kiosks in shopping malls, lease of sites, land and sharing of infrastructure.

The table below presents the principal effects of the adoption of IFRS16 in the opening balances as at January 1, 2019.

	Originally reported	Adjustments	Balances under IFRS 16
	Jan 1st, 2019		Jan 1st, 2019
Assets	31,957,889	5,256,114	37,214,003

Current assets	5,998,126	(8,742)	5,989,384
Trade accounts receivable	2,838,808	-	2,838,808
Inventories	183,059	-	183,059
Prepaid expenses (a)	272,060	(8,742)	263,318
Other assets	2,704,199		2,704,199
Non-current assets	25,959,763	5,264,856	31,224,619
Long-term receivables	4,074,137	(471)	4,073,666
Trade accounts receivable	130,308		130,308
Prepaid expenses (a)	74,381	(471)	73,910
Other assets	3,869,448		3,869,448
Property, plant and equipment (b)	11,203,622	5,265,327	16,468,949
Intangible assets	10,682,004		10,682,004

Liabilities and Shareholders’ Equity	31,957,889	5,256,114	37,214,003

Total Liabilities	12,163,052	5,256,114	17,419,166
Current Liabilities	7,075,379	785,065	7,860,444
Financial leasing (c)	205,048	785,065	990,113
Other liabilities	6,870,331		6,870,331
Non-Current Liabilities	5,087,673	4,471,049	9,558,722
Financial leasing (c)	964,289	4,471,049	5,435,338
Deferred income tax and social contribution	-		-
Other Liabilities	4,123,384		4,123,384
Shareholders’ Equity	19,794,837	-	19,794,837
Capital stock	9,866,298		9,866,298
Revenue reserves	9,928,539		9,928,539

During the fiscal year ended December 31, 2019, the new accounting standards had the following impact on the income statement:

	Statements of income
	Balances without	Adjustments	Balances with
	IFRS 16		IFRS 16

Net revenue from services	16,597,155	-	16,597,155
Net revenue from products	780,039	-	780,039
Net revenue	17,377,194	-	17,377,194
Cost of services provided and goods sold (a), (d)	(4,494,914)	1,193,407	(3,301,507)
	12,882,280	1,193,407	14,075,687
	(4,554,127)	122,278	(4,431,849)
Operating income (expenses)
Selling expenses (e)	(4,800,325)	70,935	(4,729,390)
General and administrative expenses (f)	(1,029,343)	51,343	(978,000)
Other revenues (expenses), net	1,275,541	-	1,275,541
	8,328,153	1,315,685	9,643,838

Depreciation and amortization (g)	(4,188,837)	(940,144)	(5,128,981)

Financial income (expenses)	613,533	(592,323)	21,210

Income before income and social contribution taxes	4,752,849	(216,782)	4,536,067

Income and social contribution taxes (h)	(987,646)	73,706	(913,940)
Net income for the year	3,765,203	(143,076)	3,622,127

There is no material impact on other comprehensive results or basic diluted earnings per share.

	Statement of Cash Flows
	Balances without	Adjustments	Balances with
	IFRS 16		IFRS 16
Net income for the period before income tax and social contribution	4,752,850	(216,783)	4,536,067
Adjustments to reconcile net income to net cash generated by activities
Lease interest payable	229,139	592,324	821,463
Depreciation and amortization	4,188,837	940,144	5,128,981
Net cash from operations	5,749,042	1,315,684	7,064,726
Net cash invested in investment activities	(3,721,742)	-	(3,721,742)
Net cash used in financing activities	(827,120)	(1,315,684)	(2,142,804)
Increase in cash and cash equivalents	1,209,280	-	1,209,280
Cash and cash equivalents at the beginning of the year	1,075,530	-	1,075,530
Cash and cash equivalents at the end of the year	2,284,810	-	2,284,810

The principal adjustments arising from the new standard are as follows:

(a) Reclassification of the agreement for reciprocal assignment with consideration for fiber optic infrastructure previously classified as prepaid expenses (Note 11) for property, plant and equipment – right-of-use under lease;

(b) Recognition of the asset – right-of-use under lease of the lease payments eligible for the new standard;

(c) Increase in the Company’s net debt due to the recognition of the lease liability as required by the standard;

(d) Leasing – infrastructure (network, land and fiber optics);

(e) Leasing – stores & kiosks and vehicles;

(f) Leasing – administrative buildings and vehicles;

(g) Recognition of the depreciation of the assets mentioned above;

(h) Tax impact on the adjustments from the new standard.

IFRIC 23  – Uncertainty about the treatment of income taxes

The Interpretation deals with the accounting of taxes on profit in cases where the tax treatments involve uncertainty affecting the application of IAS 12 - Income Tax and does not apply to taxes outside the scope of IAS 12, nor specifically includes the requirements relating to interest and fines associated with uncertain tax treatments. The Interpretation specifically addresses the following:

  How to apply the tax legislation to specific transactions or circumstances;
  Or if the tax authorities would accept a specific tax treatment adopted by the entity. If the entity considers that a given tax treatment may not be accepted, the entity must use estimates (most probable or expected amount) to determine the tax treatment (taxable income, tax bases, tax liabilities not used, tax assets not used), income tax rates and others. This decision must rely on the method that provides the best estimates for resolution of the uncertainty.

The Company’s Management concluded that the application of this standard did not significantly impact the financial statements, since the most important judicial proceedings involving income tax and social contribution, as disclosed in Note 23, are considered by the administration and the legal counsels as being “more likely than not” in the arguments of the judicial spheres.

II) The following new standards were issued by International Standards Board (IASB) but are not in force for the period ended December 31, 2019.

·        IFRS 17 – Insurance contracts

In May 2017, the IASB issued IFRS 17 – Insurance Contracts. The general purpose of IFRS 17 is to provide an accounting model for insurance contracts that is most useful and consistent for insurers.

·        IFRS 3: Definition of business

In October 2018, the IASB issued changes to the business definition in IFRS 3 to help entities determine whether an acquired set of activities and assets consists of or not in a business. They clarify the minimum requirements for a company, eliminate the assessment of whether market participants are capable of replacing any missing elements, include guidance to help entities assess whether an acquired process is substantive, better delimit business and product definitions, and introduce an optional fair value concentration test. New illustrative cases have been provided along with the changes.

As the changes apply prospectively to transactions or other events that occur on or after the first application, the Company will not be affected by these changes on the transition date.

·        IAS 8: Definition of material omission

In October 2018, the IASB issued amendments to IAS 1 and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of 'material misstatement' or 'material misstatement' across the standards and clarify certain aspects of the definition. The new definition states that: "the information is material if its omission, misstatement or obscureness could reasonably influence decisions that major users of general purpose financial statements make on the basis of those financial statements, which provide financial information about entity-specific reporting.

These changes are not expected to have a significant impact on the Company's consolidated financial statements.